Financial Instruments - Disclosure Details of Prepayment to Employees (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Trade receivables [member]
Disclosure Details of Prepayment to Employees [Line Items]
Prepayments to employees	R$ 638	R$ 474